Fair Values	6 Months Ended
Jun. 30, 2020
Disclosure of fair value measurement of assets [abstract]
Fair values

12        Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of assets and liabilities measured at fair value, including their levels in the fair value hierarchy (as defined in note 2.28 of the 2019 Annual Report). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables and trade payables.

	Carrying amount	Fair value
(in thousands of USD)		Level 1	Level 2	Level 3	Total
June 30, 2020
	Other financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	713	-	-	713	713
	713

Financial liabilities not measured at fair value
Long-term borrowings	37,307	-	38,353	-	38,353
	37,307

	Carrying amount	Fair value
(in thousands of USD)		Level 1	Level 2	Level 3	Total
December 31, 2019
Assets measured at fair value
Vessels	37,346	37,346	-	-	37,346
	37,346
	Other financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	622	-	-	622	622
	622

Financial liabilities not measured at fair value
Long-term borrowings	38,487	-	39,853	-	39,853
	38,487

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Assets and liabilities measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Vessels	Quoted (unadjusted) prices in active markets for identical assets less costs of disposal	-

Derivative financial instruments:
Firment	Black-Scholes model	Refer to note 2.30 of the Annual Report
Convertible Note	Monte Carlo model	Refer to note 2.30 of the Annual Report

Asset and liabilities not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There have been no transfers between Level 1 and Level 2 during the period.